Details to the consolidated statements of cash flows	6 Months Ended
Jun. 30, 2025
Disclosure of details to the consolidated statements of cash flows [abstract]
Details to the consolidated statements of cash flows
6. Details to the consolidated statements of cash flows
6.1. Non-cash items and other adjustments
The following tables show the reversal of non-cash items and other adjustments in the consolidated statements of cash flows.
(USD millions)	Q2 2025	Q2 2024

Depreciation, amortization and impairments on:
Property, plant and equipment	245	228

Right-of-use assets	68	61

Intangible assets	943	873

Financial assets [1]	-4	-22

Change in provisions and other non-current liabilities	665	204

(Gains)/losses on disposal on property, plant and equipment; intangible assets; other non-current assets; and other adjustments on financial assets and other non-current assets, net	-67	72

Equity-settled compensation expense	267	257

Loss from associated companies	3	2

Income taxes	507	595

Net financial expense	330	171

Other	-3	-41

Total	2 954	2 400

[1] Includes fair value changes
(USD millions)	H1 2025	H1 2024

Depreciation, amortization and impairments on:
Property, plant and equipment	462	447

Right-of-use assets	133	124

Intangible assets	1 815	1 905

Financial assets [1]	37	6

Change in provisions and other non-current liabilities	847	367

(Gains)/losses on disposal on property, plant and equipment; intangible assets; other non-current assets; and other adjustments on financial assets and other non-current assets, net	-45	142

Equity-settled compensation expense	529	517

Loss from associated companies	6	31

Income taxes	1 305	1 036

Net financial expense	583	386

Other	-6	-64

Total	5 666	4 897

[1] Includes fair value changes
6.2. Cash flows from changes in working capital and other operating items included in the net cash flows from operating activities
(USD millions)	Q2 2025	Q2 2024	H1 2025	H1 2024

(Increase)/decrease in inventories	-44	-18	11	-146

Increase in trade receivables	-167	-501	-1 210	-1 421

Decrease in trade payables	-143	-142	-315	-551

Change in other current and non-current assets	172	-105	-252	-377

Change in other current liabilities	624	1 004	440	744

Total	442	238	-1 326	-1 751

6.3. Cash flows related to acquisitions and divestments of businesses, net
The following table is a summary of the cash flow impact of acquisitions and divestments of businesses.
(USD millions)	Q2 2025	Q2 2024	H1 2025	H1 2024

Total purchase consideration for acquisitions of businesses	0	-3 807	0	-4 105

Acquired cash and cash equivalents		234		236

Contingent consideration payable, net	-127	233	-127	280

Deferred considerations and other adjustments, net		47		55

Cash flows used for acquisitions of businesses [1]	-127	-3 293	-127	-3 534

Cash flows used for divestments of businesses, net [2]	-11	-26	-15	-64

Cash flows used for acquisitions and divestments of businesses, net	-138	-3 319	-142	-3 598

[1] The second quarter and first half of 2024 included the payments for purchases of MorphoSys shares by Novartis during the Offer period totaling EUR 0.3 billion (USD 0.3 billion), see Note 3 for further information.

 2  In the first half of 2025, USD 15 million represented the net cash outflows from divestments in previous years, including an advance receipt of a portion of sale proceeds in the second quarter. In that quarter, net cash outflows amounted to USD 11 million from divestments in previous years, which included this advance receipt.

In the first half of 2024, USD 64 million (Q2 2024: USD 26 million) represented the net cash outflows from divestments in previous years.
Note 3 provides disclosure of the fair value of assets and liabilities acquired though business combinations. All consideration paid for acquisitions were in cash.
6.4. Cash flows used for acquisitions by applying the optional concentration test
In 2025, the total cash consideration paid for acquisitions where the Company elected to apply the optional concentration test to determine that the transaction is not a business combination within the meaning of IFRS Accounting Standards, and to account for the acquisition as assets separately acquired amounted to USD 1.5 billion, net of cash and cash equivalents acquired of USD 70 million (2024: nil).
Note 3 provides disclosure of the identifiable net assets acquired through acquisitions where the Company elected to apply the optional concentration test. All consideration paid for acquisitions were in cash.